Schedule of endorsements and guarantees provided by related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term loans	$ 8,999,751	$ 6,964,927
Long-term loans	1,037,768	980,200
Guaranteed by key management	$ 10,037,519	$ 7,945,127